Stock Options and Grants (Details 1) - Stock Option [Member]	12 Months Ended
Dec. 31, 2014
Significant assumptions used to measure the fair value of warrants
Expected dividend yield	0.00%
Expected stock volatility	50.00%
Risk-free interest rate, Minimum	1.57%
Risk-free interest rate, Maximum	2.57%
Minimum [Member]
Significant assumptions used to measure the fair value of warrants
Expected life	5 years 3 months
Maximum [Member]
Significant assumptions used to measure the fair value of warrants
Expected life	10 years